Summary of Significant Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.         Summary of Significant Accounting Policies

(a)  Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight. The Class A common shares and Class B common shares per share amounts disclosed in the consolidated financial statements and notes give effect to the reverse stock split retroactively, for all years presented.

Adoption of new accounting standards

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU amends the accounting for credit losses on available-for-sale debt securities, purchased financial assets with credit deterioration and clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In addition, these amendments require the measurement of all expected credit losses for financial assets, including trade accounts receivable, held at the reporting date based on historical experience, current conditions, and current expectations of future economic conditions based on reasonable and supportable forecasts.  Upon adoption and as of December 31, 2020, this new guidance did not have a material impact on the Company’s audited consolidated financial statements, as the majority of its Accounts Receivable, net relates to receivables arising from operating leases and are scoped out of the new standard.

In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. There was no impact to the Company’s audited consolidated financial statements for the year ended December 31, 2020 as a result of adopting this standard update. Currently, the Company has various contracts that reference LIBOR and is assessing how this standard may be applied to specific contract modifications.

Counterparty risk

The Company has significant contracts with CMA CGM, a related party and a significant source of the Company’s operating revenues and consequently the Company is dependent on the performance by CMA CGM of its obligations under these charters, which operate in an industry that is subject to volatility.

If CMA CGM ceases doing business or fails to perform its obligations under the charters, the Company’s business, financial position and results of operations could be materially adversely affected as it is probable that the Company could face difficulties finding immediate replacement charters, and such charters could potentially be at lower daily rates and shorter durations.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) outbreak a pandemic. Since the beginning of calendar year 2020, the outbreak of COVID-19 pandemic has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus, including, among others, business closures, quarantines, travel restrictions, and physical distancing requirements. These measures have resulted in a significant reduction in global economic activities and uncertainty in the global financial markets. When these measures and the resulting economic impact will end and the long-term impact of such measures on the global economy cannot be determined at this time. A significant reduction in manufacturing and other economic activities has and will continue to have a material and adverse impact on the global production and supply of goods, such as those that the Company’s customers transport on its vessels, which has and may continue to negatively affect the demand for container shipping services, and therefore charter rates and asset values. In addition, the COVID-19 pandemic has caused, and if it continues on a prolonged basis may continue to cause, delayed or extended drydockings and disruptions in the Company’s operations from non-availability of staff and materials. The scale and duration, as well as the impact, of these factors, while currently uncertain, could have a material and adverse impact on the Company’s operations, earnings, cash flows and financial condition.

While the Company cannot predict the long-term economic impact of the COVID-19 pandemic, it will continue to actively monitor the situation and may take further actions altering the Company’s business operations that it determines are in the best interests of its employees, customers, partners, suppliers, and stakeholders, or as required by authorities in the jurisdictions where the Company operates. The ultimate effects that any such alterations or modifications may have on the Company’s business are not clear, including any potential negative effects on its business operations and financial results.

(b)  Principles of Consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; the Company has no other interests. All significant intercompany balances and transactions have been eliminated in the Company’s consolidated financial statements.

(c)  Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)  Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less

(e)  Restricted cash

Restricted cash consists of retention accounts which are restricted in use and held in order to service debt and interest payments. In addition, restricted cash consists of pledged cash maintained with lenders and amounts built-up for future drydockings.

(f)  Insurance claims

Insurance claims consist of claims submitted and/or claims in the process of compilation or submission. They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurers. Any outstanding costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectation as to the collection dates.

(g)  Inventories

Inventories consist of bunkers, lubricants, stores and provisions. Inventories are stated at the lower of cost or net realizable value as determined using the first-in, first-out method.

(h)  Accounts receivable, net

The Company carries its accounts receivable at cost less, if appropriate, an allowance for doubtful accounts, based on a periodic review of accounts receivable, taking into account past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts. Allowances for doubtful accounts amount to $nil as of December 31, 2020 (2019: $ nil).

(i)  Vessels in operation

Vessels are generally recorded at their historical cost, which consists of the acquisition price and any material expenses incurred upon acquisition. Vessels acquired in a corporate transaction accounted for as an asset acquisition are stated at the acquisition price, which consists of consideration paid, plus transaction costs less any negative goodwill, if applicable. Vessels acquired in a corporate transaction accounted for as a business combination are recorded at fair value. Vessels acquired as part of the Marathon Merger in 2008 were accounted for under ASC 805, which required that the vessels be recorded at fair value, less the negative goodwill arising as a result of the accounting for the merger.

Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the years ended December 31, 2020 and 2019.

Vessels are stated less accumulated depreciation and impairment, if applicable. Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from original delivery by the shipyard.

Management estimates the residual values of the Company’s container vessels based on a scrap value cost of steel times the weight of the vessel noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revision of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Management estimated the residual values of its vessels based on scrap rate of $400 per LWT.

For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the Consolidated Statements of Operations.

(j)  Deferred charges, net

Drydocking costs are reported in the Consolidated Balance Sheets within "Deferred charges, net", and include planned major maintenance and overhaul activities for ongoing certification. The Company follows the deferral method of accounting for drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled drydocking, which is generally five years. Any remaining unamortized balance from the previous drydocking is written-off.

The amortization period reflects the estimated useful economic life of the deferred charge, which is the period between each drydocking. Costs incurred during the drydocking relating to routine repairs and maintenance are expensed. The unamortized portion of drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain or (loss) on sale of the vessel.

(k)  Intangible assets and liabilities – charter agreements

When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company’s vessels and the Company’s weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations.

 (l)  Impairment of Long-lived assets

Tangible fixed assets, such as vessels, that are held and used or to be disposed of by the Company are reviewed for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. In these circumstances, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel group to its carrying value.  A vessel group comprises the vessel, the unamortized portion of deferred drydocking related to the vessel and the related carrying value of the intangible asset or liability (if any) with respect to the time charter attached to the vessel at its purchase. If the undiscounted projected net operating cash flows of the vessel group are less than its carrying amount, management proceeds to step two of the impairment assessment by comparing the vessel group’s carrying amount to its fair value, including any applicable charter, and an impairment loss is recorded equal to the difference between the vessel group’s carrying value and fair value. Fair value is determined with the assistance from valuations obtained from third party independent ship brokers.

The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost  (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.

Revenue assumptions are based on contracted charter rates up to the end of the existing contract of each vessel, and thereafter, estimated time charter rates for the remaining life of the vessel. The estimated time charter rate used for non-contracted revenue days of each vessel is considered a significant assumption. Recognizing that the container shipping industry is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes that using forecast charter rates in the four years from the date of the impairment assessment and a reversion to the historical mean of time charter rates thereafter, represents a reasonable benchmark for the estimated time charter rates for the non-contracted revenue days, and takes into account the volatility and cyclicality of the market.

Two 1999-built, 2,200 TEU feeder ships, GSL Matisse and Utrillo, were sold on July 3, 2020 and July 20, 2020, respectively.  As of June 30, 2020, the vessels were immediately available for sale and qualified as assets held for sale. As of March 31, 2020, the Company had an expectation that the vessels would be sold before the end of their previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment charge of $7,585 was recognized for the three months ended March 31, 2020 and an additional impairment charge of $912 has been recognized in the three months ended June 30, 2020.

Whilst charter rates in the spot market and asset values saw improvements through 2020, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a review for impairment for vessel groups where the carrying value as at December 31, 2020 might not be recoverable.

As a result, step one of the impairment assessment of each of the vessel groups was performed. As the undiscounted projected net operating cash flows of each of the vessel groups exceeded the carrying amount, step two of the impairment test was not required and there were no impairment charges as of December 31, 2020.

The assessment performed for 2019 resulted in no impairment charges.

As of December 31, 2018, it was determined that step two of the impairment analysis was required for three vessels groups, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, an impairment loss of $71,834 was recorded for three vessels, shown as “Impairment of vessels” in the Consolidated Statements of Operations, being the aggregate difference between the fair value of the vessel group (which included the charter attached) and the vessel group’s carrying value.

No impairment test was performed for the vessels comprising the Poseidon Fleet as at December 31, 2018, as no events or circumstances existed indicating that their carrying value may not be recoverable. The carrying value of the vessels at December 31, 2018 was significantly lower than their fair value, mainly as a result of the allocation of negative goodwill arising from the accounting for the Poseidon Transaction.

(m)  Deferred financing costs

Costs incurred in connection with obtaining long-term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Debt issuance costs, other than any up-front arrangement fee for revolving credit facilities, related to a recognized debt liability are presented as a direct deduction from the carrying amount of that debt. Arrangement fees for revolving credit facilities are shown within “Other non-current assets”.

(n)  Preferred shares

The Series B Preferred Shares were originally issued in August 2014 and have been included within Equity in the Consolidated Balance Sheets since their initial issue in August 2014 and increased in 2019 and 2020 with the introduction of ATM program, and the dividends are presented as a reduction of Retained Earnings or addition to Accumulated Deficit in the Consolidated Statements of Shareholders’ Equity as their nature is similar to that of an equity instrument rather than a liability. Holders of these redeemable perpetual preferred shares, which may only be redeemed at the discretion of the Company, are entitled to receive a dividend equal to 8.75% on the original issue price, should such dividend be declared, and rank senior to the common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

The 250,000 Series C Perpetual Convertible Preferred Shares (the “Series C Preferred Shares”) have been included within Equity in the Consolidated Balance Sheets, from their issue on November 15, 2018. The Series C Preferred Shares were convertible in certain circumstances to Class A common shares and they were entitled to a dividend only should such a dividend be declared on the Class A common shares. On January 20, 2021, upon the redemption in full of the 9.875% First Priority Secured Notes due 2022 (the “2022 Notes”), KEP VI (Newco Marine) Ltd. and KIA VIII (Newco Marine) Ltd. (together, “Kelso”), both affiliates of Kelso & Company, a U.S. private equity firm, exercised their right to convert all of their Series C Preferred Shares into Class A common shares of the Company, resulting in issuance of an aggregate of 12,955,188 Class A common shares to Kelso.

(o)  Other comprehensive income/ (loss)

Other comprehensive income/ (loss), which is reported in the Consolidated Statements of Shareholders’ Equity, consists of net income (loss) and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income (loss). Under ASU 2011-05, an entity reporting comprehensive income in a single continuous financial statement shall present its components in two sections, net income and other comprehensive income. As the Company does not, to date, have other comprehensive income, the accompanying Consolidated Financial Statements only include Consolidated Statements of Operations.

(p)  Revenue recognition and related expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a specified period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight-line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue. If a time charter contains one or more consecutive option periods, then subject to the options being exercisable solely by the Company, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter, including any options which are more likely than not to be exercised. Any difference between the charter rate invoiced and the time charter revenue recognized is classified as, or released from, deferred revenue within the Consolidated Balance Sheets.

Revenues are recorded net of address commissions, which represent a discount provided directly to the charterer based on a fixed percentage of the agreed upon charter rate.

Charter revenue received in advance which relates to the period after a balance sheet date is recorded as deferred revenue within current liabilities until the respective charter services are rendered.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred and are included in vessel operating expenses.

Commission paid to brokers to facilitate the agreement of a new charter are included in time charter and voyage expenses as are certain expenses related to a voyage, such as the costs of bunker fuel consumed when a vessel is off-hire or idle.

The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the nonlease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease under ASC 842, as the lease components are the predominant characteristics, in 2020 and 2019.

The Company adopted the new “Leases” standard (Topic 842) on January 1, 2019 using the modified retrospective method. The Company elected the practical expedient to use the effective date of adoption as the date of initial application. Furthermore the Company elected practical expedients, which allow entities (i) to not reassess whether any expired or existing contracts are considered or contain leases; (ii) to not reassess the lease classification for any expired or existing leases (iii) to not reassess initial direct costs for any existing leases and (iv) which allows to treat the lease and non-lease components as a single lease component due to its predominant characteristic. The adoption of this standard did not have a material effect on the consolidated financial statements since the Company is primarily a lessor and the accounting for lessors is largely unchanged under this standard.

(q)  Foreign currency transactions

The Company’s functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of net income (loss).

(r)  Share based compensation

The Company has awarded incentive stock units to its management and Directors as part of their compensation.

Using the graded vesting method of expensing the incentive stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the Consolidated Statements of Operations over the vesting period. The fair value of the incentive stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

(s)  Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. The Company’s vessels are liable for tax based on the tonnage of the vessel, under the regulations applicable to the country of incorporation of the vessel owning company, which is included within vessels’ operating expenses.

The Cyprus and Hong Kong subsidiaries are also liable for income tax on any interest income earned from non-shipping activity.

The Company has one subsidiary in the United Kingdom, where the principal rate of corporate income tax for 2020 is 19% (2019: 19%)

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

(t)  Dividends

Dividends are recorded in the period in which they are declared by the Company’s Board of Directors. Dividends to be paid are presented in the Consolidated Balance Sheets in the line item “Dividends payable”.

(u)  Earnings/(Loss) per share

Basic earnings/(loss) per common share are based on income/(loss) available to common shareholders divided by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock units. Diluted income/ (loss) per common share are calculated by applying the treasury stock method. All unvested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

(v)  Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company’s financial position in the near term:

(i)The Company derives its revenue from CMA CGM and other liner companies which are exposed to the cyclicality of the container shipping industry.

(ii)There is a minimum concentration of credit risk with respect to cash and cash equivalents at December 31, 2020, to the extent that substantially all of the amounts are deposited with eight banks (2019: five banks). The Company believes this risk is remote as the banks are high credit quality financial institutions.

(w)  Segment Reporting

The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. The Company does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

(x)  Fair Value Measurement and Financial Instruments

Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item or included below as applicable.

Fair value measurement: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.  Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

As at March 31, 2020, two of the Company’s vessel groups that were held and used with a total aggregate carrying amount of $15,585 were written down to their fair value of $8,000 resulting in a non-cash impairment charge of $7,585 which was allocated to the respective vessels’ carrying values (see note 4). As at June 30, 2020, the two above mentioned vessels with a total aggregate carrying amount of $8,008 were written down to their fair value of $7,096 resulting in a non-cash impairment charge of $912 which was allocated to their respective carrying values. Total impairment charge of $8,497 was included in the Consolidated Statements of Operations for the year ended December 31, 2020. The estimated fair value, measured on a non-recurring basis, of the Company’s relevant three vessel groups that are held and used is calculated with the assistance of valuation obtained by third party independent ship brokers. Therefore, the Company has categorized the fair value of these vessels as Level II in the fair value hierarchy.

As at December 31, 2018, three of the Company’s vessel groups that were held and used with a total aggregate carrying amount of $165,334 were written down to their fair value of $93,500 resulting in a non-cash impairment charge of $71,834 which was allocated to the respective vessels’ carrying values (see note 4) and was included in Consolidated Statements of Operations for the year ended December 31, 2018. The estimated fair value, measured on a non-recurring basis, of the Company’s relevant three vessel groups that are held and used is calculated with the assistance of valuation obtained by third party independent ship brokers. Therefore, the Company has categorized the fair value of these vessels as Level II in the fair value hierarchy.

Financial Risk Management: The Company activities expose it to a variety of financial risks including fluctuations in, time charter rates, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: The Company closely monitors its credit exposure to customers and counter-parties for credit risk. The Company has entered into commercial management agreement with Conchart Commercial Inc. (“Conchart”), pursuant to which Conchart has agreed to provide commercial management services to the Company, including the negotiation, on behalf of the Company, of vessel employment contracts (see note 13).  Conchart has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and cash and cash equivalents. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Operations.

(y)  Recently issued accounting standards

The Company does not believe that any other recently issued, but not yet effective, accounting pronouncements would have a material impact on its consolidated financial statements.